UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue - New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

VanEck Vectors ETF Trust

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	September 30
Date of reporting period:	June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BIOTECH ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Ireland: 1.8%
212,541	Alkermes Plc (USD) *	$9,186,022
Netherlands: 2.7%
620,735	Qiagen NV (USD) *	13,538,230
Spain: 2.6%
793,173	Grifols SA (ADR)	13,222,194
United States: 93.0%
174,634	Alexion Pharmaceuticals, Inc. *	20,390,266
155,123	Alnylam Pharmaceuticals, Inc. *	8,607,775
471,015	Amgen, Inc.	71,664,932
133,685	Biogen Idec, Inc. *	32,327,707
288,384	BioMarin Pharmaceutical, Inc. *	22,436,275
49,209	Bluebird Bio, Inc. * †	2,130,258
563,385	Celgene Corp. *	55,566,663
151,023	Cepheid, Inc. *	4,643,957
143,139	Charles River Laboratories International, Inc. *	11,800,379
846,192	Gilead Sciences, Inc.	70,589,337
166,962	Illumina, Inc. *	23,438,126
284,622	Incyte Corp. *	22,764,068
30,946	Intercept Pharmaceuticals, Inc. * †	4,415,375
232,391	Ionis Pharmaceuticals, Inc. * †	5,412,386
403,749	Medivation, Inc. *	24,346,065
189,172	Neurocrine Biosciences Inc *	8,597,867
19,237	Puma Biotechnology, Inc. * †	573,070
261,238	Quintiles Transnational Holdings, Inc. *	17,064,066
69,279	Regeneron Pharmaceuticals, Inc. *	24,194,305
181,517	Seattle Genetics, Inc. * †	7,335,102
100,547	United Therapeutics Corp. *	10,649,938
256,402	Vertex Pharmaceuticals, Inc. *	22,055,700
		471,003,617
Total Common Stocks (Cost: $644,456,344)		506,950,063

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.7%
Repurchase Agreements: 3.7%
$4,489,230	Repurchase agreement dated 6/30/16 with Citigroup Global Markets, Inc., 0.44%, due 7/1/16, proceeds $4,489,285; (collateralized by various U.S. government and agency obligations, 0.50% to 7.50%, due 4/30/17 to 3/15/57, valued at $4,579,015 including accrued interest)	4,489,230
4,489,230	Repurchase agreement dated 6/30/16 with Credit Agricole CIB, 0.48%, due 7/1/16, proceeds $4,489,290; (collateralized by various U.S. government and agency obligations, 0.00% to 8.13%, due 7/21/16 to 8/15/25, valued at $4,579,016 including accrued interest)	4,489,230
4,489,230	Repurchase agreement dated 6/30/16 with Daiwa Capital Markets America, Inc., 0.50%, due 7/1/16, proceeds $4,489,292; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/7/16 to 2/1/49, valued at $4,579,015 including accrued interest)	4,489,230
944,930	Repurchase agreement dated 6/30/16 with Mizuho Securities USA, Inc., 0.45%, due 7/1/16, proceeds $944,942; (collateralized by various U.S. government and agency obligations, 1.00% to 8.00%, due 6/1/22 to 11/20/45, valued at $963,829 including accrued interest)	944,930
4,489,230	Repurchase agreement dated 6/30/16 with Nomura Securities International, Inc., 0.42%, due 7/1/16, proceeds $4,489,282; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 12/1/16 to 5/20/66, valued at $4,579,015 including accrued interest)	4,489,230
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $18,901,850)		18,901,850
Total Investments: 103.8% (Cost: $663,358,194)		525,851,913
Liabilities in excess of other assets: (3.8)%		(19,304,546)
NET ASSETS: 100.0%		$506,547,367

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,346,532.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	79.4%	$402,565,712
Health Care	11.0	55,607,616
Life Sciences Tools & Services	9.6	48,776,735
	100.0%	$506,950,063

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$506,950,063	$—	$—	$506,950,063
Repurchase Agreements	—	18,901,850	—	18,901,850
Total	$506,950,063	$18,901,850	$—	$525,851,913

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Schedules of Investments

ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Canada: 10.2%
23,916	Waste Connections, Inc. (USD)	$1,723,148
United Kingdom: 4.2%
10,432	Steris Plc (USD)	717,200
United States: 85.7%
19,267	ABM Industries, Inc.	702,860
24,455	Calgon Carbon Corp.	321,583
9,966	Cantel Medical Corp.	684,963
39,100	Ceco Environmental Corp.	341,734
11,598	Clarcor, Inc.	705,506
13,420	Clean Harbors, Inc. *	699,316
42,303	Covanta Holding Corp.	695,884
47,430	Darling International, Inc. *	706,707
19,683	Donaldson Company, Inc.	676,308
47,494	Layne Christensen Co. *	384,701
59,726	Newpark Resources, Inc. *	345,814
33,842	Republic Services, Inc.	1,736,433
20,718	Schnitzer Steel Industries, Inc.	364,637
16,503	Stericycle, Inc. *	1,718,292
12,819	Tennant Co.	690,560
13,062	Tenneco, Inc. *	608,820
22,789	Tetra Tech, Inc.	700,648
15,183	US Ecology, Inc.	697,659
26,662	Waste Management, Inc.	1,766,891
		14,549,316
Total Common Stocks (Cost: $15,573,606)		16,989,664
MONEY MARKET FUND: 0.1% (Cost: $20,666)
20,666	Dreyfus Government Cash Management Fund	20,666
Total Investments: 100.2% (Cost: $15,594,272)		17,010,330
Liabilities in excess of other assets: (0.2)%		(38,555)
NET ASSETS: 100.0%		$16,971,775

USD	United States Dollar

*	Non-income producing

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	3.6%	$608,820
Consumer Staples	4.2	706,707
Energy	2.0	345,814
Health Care	8.3	1,402,163
Industrials	77.8	13,239,940
Materials	4.0	686,220
Money Market Fund	0.1	20,666
	100.0%	$17,010,330

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$16,989,664	$—	$—	$16,989,664
Money Market Fund	20,666	—	—	20,666
Total	$17,010,330	$—	$—	$17,010,330

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Schedules of Investments

GAMING ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 94.5%
Australia: 16.1%
75,581	Aristocrat Leisure Ltd. #	$785,008
57,200	Crown Ltd. #	543,181
97,949	Star Entertainment Group Ltd. #	398,473
120,864	TABCORP Holdings Ltd. #	415,679
227,570	Tatts Group Ltd. #	653,832
		2,796,173
Canada: 1.5%
10,404	Amaya, Inc. (USD) *	159,493
11,788	Intertain Group Ltd. *	94,852
		254,345
China / Hong Kong: 18.7%
342,240	Galaxy Entertainment Group Ltd. #	1,024,009
17,101	Melco Crown Entertainment Ltd. (ADR) †	215,131
69,400	Melco International Development Ltd. #	65,098
139,700	MGM China Holdings Ltd. #	182,411
374,400	Sands China Ltd. #	1,266,962
359,000	SJM Holdings Ltd. #	219,819
182,400	Wynn Macau Ltd. #	264,318
		3,237,748
Greece: 1.2%
30,381	OPAP SA #	211,970
Ireland: 6.4%
10,497	Paddy Power Betfair Plc #	1,104,389
Japan: 5.1%
10,300	Heiwa Corp. #	210,291
8,879	Sankyo Co. Ltd. #	335,091
30,700	Sega Sammy Holdings, Inc. #	332,818
		878,200
Malaysia: 4.0%
112,567	Berjaya Sports Toto Bhd	84,882
483,098	Genting Malaysia Bhd #	534,145
142,640	Magnum Bhd	81,377
		700,404
Malta: 1.4%
26,915	Unibet Group Plc (SDR) #	246,911
New Zealand: 1.7%
90,014	Sky City Entertainment Group Ltd. #	293,901
Singapore: 2.9%
943,300	Genting Singapore Plc #	512,155
South Africa: 0.9%
82,392	Tsogo Sun Holdings Ltd. #	149,997
South Korea: 4.0%
16,446	Kangwon Land, Inc. #	596,744
7,749	Paradise Co. Ltd. #	102,704
		699,448
Sweden: 2.6%
18,573	Betsson AB #	155,125
30,703	NetEnt AB #	303,634
		458,759
United Kingdom: 7.0%
40,978	GVC Holdings Plc	308,408
102,099	Ladbrokes Plc #	153,079
33,421	Playtech Ltd. #	357,030
114,635	William Hill Plc #	396,512
		1,215,029
United States: 21.0%
10,300	Boyd Gaming Corp. *	189,520
1,172	Churchill Downs, Inc.	148,094
16,123	International Game Technology Plc	302,145
31,546	Las Vegas Sands Corp.	1,371,936
48,860	MGM Mirage *	1,105,702
7,493	Penn National Gaming, Inc. *	104,527
4,592	Wynn Resorts Ltd. †	416,219
		3,638,143
Total Common Stocks (Cost: $22,551,763)		16,397,572
REAL ESTATE INVESTMENT TRUST: 5.5% (Cost: $979,615)
United States: 5.5%
27,686	Gaming and Leisure Properties, Inc.	954,613
MONEY MARKET FUND: 0.1% (Cost: $19,156)
19,156	Dreyfus Government Cash Management Fund	19,156
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $23,550,534)		17,371,341

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.7% (Cost: $303,652)
Repurchase Agreement: 1.7%
$303,652	Repurchase agreement dated 6/30/16 with Daiwa Capital Markets America, Inc., 0.50%, due 7/1/16, proceeds $303,656; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/7/16 to 2/1/49, valued at $309,725 including accrued interest)	303,652
Total Investments: 101.8% (Cost: $23,854,186)		17,674,993
Liabilities in excess of other assets: (1.8)%		(321,013)
NET ASSETS: 100.0%		$17,353,980

ADR	American Depositary Receipt
SDR	Special Drawing Right
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $294,186.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $11,815,286 which represents 68.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	90.6%	$15,736,908
Financials	5.5	954,613
Information Technology	3.8	660,664
Money Market Fund	0.1	19,156
	100.0%	$17,371,341

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,796,173	$—	$2,796,173
Canada	254,345	—	—	254,345
China / Hong Kong	215,131	3,022,617	—	3,237,748
Greece	—	211,970	—	211,970
Ireland	—	1,104,389	—	1,104,389
Japan	—	878,200	—	878,200
Malaysia	166,259	534,145	—	700,404
Malta	—	246,911	—	246,911
New Zealand	—	293,901	—	293,901
Singapore	—	512,155	—	512,155
South Africa	—	149,997	—	149,997
South Korea	—	699,448	—	699,448
Sweden	—	458,759	—	458,759
United Kingdom	308,408	906,621	—	1,215,029
United States	3,638,143	—	—	3,638,143
Real Estate Investment Trust
United States	954,613	—	—	954,613
Money Market Fund	19,156	—	—	19,156
Repurchase Agreement	—	303,652	—	303,652
Total	$5,556,055	$12,118,938	$—	$17,674,993

During the period ended June 30, 2016, transfers of securities from Level 2 to Level 1 were $255,294. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Belgium: 3.6%
1,155	UCB SA #	$86,820
Canada: 0.5%
5,113	ProMetic Life Sciences, Inc. *	10,984
China / Hong Kong: 5.3%
9,500	3SBio, Inc. * # Reg S 144A	9,803
38,000	CSPC Pharmaceutical Group Ltd. #	33,952
2,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	4,745
7,500	Luye Pharma Group Ltd. * #	4,618
3,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	8,578
7,200	Shanghai Pharmaceuticals Holding Co. Ltd. #	15,965
41,000	Sino Biopharmaceutical Ltd. #	26,910
4,800	Sinopharm Group Co. Ltd. #	23,058
		127,629
Finland: 1.6%
970	Orion OYJ #	37,706
Germany: 1.3%
602	Stada Arzneimittel AG #	31,234
Hungary: 1.1%
1,339	Richter Gedeon Nyrt #	26,667
India: 16.3%
213	Ajanta Pharma Ltd. #	4,755
2,430	Aurobindo Pharma Ltd. #	26,807
674	Biocon Ltd. #	7,417
2,496	Cadila Healthcare Ltd. #	12,167
4,505	Cipla Ltd. #	33,530
1,202	Divi’s Laboratories Ltd. #	19,811
1,232	Dr. Reddy’s Laboratories Ltd. (ADR) †	63,115
1,351	Glenmark Pharmaceuticals Ltd. #	16,051
546	Ipca Laboratories Ltd. #	3,964
2,264	Lupin Ltd. #	51,794
1,462	Natco Pharma Ltd. #	12,598
647	Strides Shasun Ltd. #	10,860
10,181	Sun Pharmaceuticals Industries Ltd. #	115,436
430	Torrent Pharmaceuticals Ltd. #	8,762
265	Wockhardt Ltd. * #	3,682
		390,749
Indonesia: 1.0%
196,200	Kalbe Farma Tbk PT #	22,832
Ireland: 10.8%
1,444	Alkermes Plc (USD) *	62,410
60	COSMO Pharmaceuticals NV (CHF) * #	9,821
1,966	Endo International Plc (USD) *	30,650
541	ICON Plc (USD) *	37,875
1,286	Perrigo Co. Plc (USD)	116,602
		257,358
Israel: 8.5%
129	Taro Pharmaceutical Industries Ltd. (USD) *	18,782
3,652	Teva Pharmaceutical Industries Ltd. (ADR)	183,440
		202,222
Japan: 6.5%
400	Hisamitsu Pharmaceutical Co., Inc. #	23,216
200	Kissei Pharmaceutical Co. Ltd. #	4,039
2,300	Kyowa Hakko Kirin Co. Ltd. #	39,486
100	Mochida Pharmaceutical Co. Ltd. #	8,134
400	Nichi-iko Pharmaceutical Co. Ltd. #	8,228
300	PeptiDream, Inc. * #	18,061
300	Sawai Pharmaceutical Co. Ltd. #	23,409
300	Taisho Pharmaceutical Holdings Co. Ltd. #	31,777
		156,350
Jordan: 1.6%
1,150	Hikma Pharmaceuticals Plc (GBP) #	38,029
South Africa: 3.0%
2,884	Aspen Pharmacare Holdings Ltd. * #	71,549
South Korea: 7.1%
861	Celltrion, Inc. * #	72,381
51	Green Cross Corp. #	8,392
212	Green Cross Holdings Corp. #	7,019
47	Hanmi Pharm Co. Ltd. #	29,088
102	Hanmi Science Co. Ltd. #	13,714
45	Kolon Life Science, Inc. #	6,213
37	Medy-Tox, Inc. #	13,994
71	Yuhan Corp. #	18,973
		169,774
Spain: 0.3%
554	Almirall SA #	8,339
Sweden: 1.8%
2,399	Meda AB #	43,440
Switzerland: 3.5%
502	Lonza Group AG #	83,585
Taiwan: 0.8%
1,000	OBI Pharma, Inc. * #	15,915
2,000	ScinoPharm Taiwan Ltd. #	2,728
		18,643
United States: 25.2%
623	Akorn, Inc. *	17,746
1,080	Albemarle Corp.	85,655
303	Cambrex Corp. *	15,674
443	Charles River Laboratories International, Inc. *	36,521
89	Eagle Pharmaceuticals Inc. * †	3,452
1,008	Halozyme Therapeutics, Inc. * †	8,699
1,370	Horizon Pharma Plc * †	22,564
660	Impax Laboratories, Inc. *	19,021
413	INC Research Holdings, Inc. *	15,748
234	Insys Therapeutics, Inc. * †	3,028
196	Ligand Pharmaceuticals, Inc. * †	23,377
1,080	Mallinckrodt Plc *	65,642
3,810	Mylan NV *	164,744
1,308	Nektar Therapeutics *	18,613
3,144	Opko Health, Inc. * †	29,365
347	Pacira Pharmaceuticals, Inc. * †	11,704
196	PRA Health Sciences, Inc. *	8,185
802	Quintiles Transnational Holdings, Inc. *	52,387
		602,125
Total Common Stocks (Cost: $2,514,857)		2,386,035
MONEY MARKET FUND: 1.6% (Cost: $38,714)
38,714	Dreyfus Government Cash Management Fund	38,714
Total Investments Before Collateral for Securities Loaned: 101.4% (Cost: $2,553,571)		2,424,749

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.9% (Cost: $93,429)
Repurchase Agreement: 3.9%
$93,429	Repurchase agreement dated 6/30/16 with Daiwa Capital Markets America, Inc., 0.50%, due 7/1/16, proceeds $93,430; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/7/16 to 2/1/49, valued at $95,298 including accrued interest)	93,429
Total Investments: 105.3% (Cost: $2,647,000)		2,518,178
Liabilities in excess of other assets: (5.3)%		(127,540)
NET ASSETS: 100.0%		$2,390,638

ADR	American Depositary Receipt
CHF	Swiss Franc
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $90,846.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,260,052 which represents 52.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $9,803, or 0.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Biotechnology	12.2%	$294,297
Health Care Distributors	1.6	39,023
Life Sciences Tools & Services	11.1	269,786
Pharmaceuticals	70.0	1,697,274
Specialty Chemicals	3.5	85,655
Money Market Fund	1.6	38,714
	100.0%	$2,424,749

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Belgium	$—	$86,820	$—	$86,820
Canada	10,984	—	—	10,984
China / Hong Kong	—	127,629	—	127,629
Finland	—	37,706	—	37,706
Germany	—	31,234	—	31,234
Hungary	—	26,667	—	26,667
India	63,115	327,634	—	390,749
Indonesia	—	22,832	—	22,832
Ireland	247,537	9,821	—	257,358
Israel	202,222	—	—	202,222
Japan	—	156,350	—	156,350
Jordan	—	38,029	—	38,029
South Africa	—	71,549	—	71,549
South Korea	—	169,774	—	169,774
Spain	—	8,339	—	8,339
Sweden	—	43,440	—	43,440
Switzerland	—	83,585	—	83,585
Taiwan	—	18,643	—	18,643
United States	602,125	—	—	602,125
Money Market Fund	38,714	—	—	38,714
Repurchase Agreement	—	93,429	—	93,429
Total	$1,164,697	$1,353,481	$—	$2,518,178

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Schedules of Investments

GLOBAL SPIN-OFF ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 83.8%
Australia: 2.4%
16,855	Orora Ltd. #	$34,940
26,437	South32 Ltd. * #	30,955
		65,895
Cayman Islands: 1.2%
1,486	Theravance Biopharma, Inc. (USD) * †	33,717
China / Hong Kong: 2.5%
5,500	Cheung Kong Property Holdings Ltd. #	34,654
394,000	Global Brands Group Holding Ltd. * #	34,664
		69,318
Finland: 2.4%
5,271	Caverion Corp. #	33,798
2,467	Valmet OYJ #	32,960
		66,758
France: 1.1%
580	Groupe Fnac SA * #	31,128
Germany: 1.2%
636	OSRAM Licht AG #	33,080
Ireland: 2.3%
494	Allegion Plc (USD)	34,298
891	Prothena Corp. Plc (USD) * †	31,149
		65,447
New Zealand: 1.3%
11,797	Chorus Ltd. #	35,537
Norway: 1.2%
7,828	Aker Solutions ASA * # Reg S	33,572
Spain: 1.2%
5,711	Distribuidora Internacional de Alimentacion SA #	33,371
Sweden: 1.2%
2,737	Bonava AB *	32,950
United Kingdom: 1.2%
10,308	Indivior Plc #	34,829
United States: 64.6%
563	AbbVie, Inc.	34,855
946	Alexander & Baldwin, Inc.	34,188
581	AMC Networks, Inc. *	35,104
1,925	Armstrong Flooring, Inc. *	32,629
1,157	Associated Capital Group, Inc.	33,183
1,644	Babcock & Wilcox Enterprises, Inc. *	24,150
68	Cable One, Inc.	34,776
2,387	California Resources Corp. †	29,121
613	CDK Global, Inc.	34,015
3,750	Chemours Co.	30,900
1,396	CSRA, Inc.	32,708
785	CST Brands, Inc.	33,818
675	Energizer Holdings, Inc.	34,756
1,507	Engility Holdings, Inc. *	31,828
1,501	Fiesta Restaurant Group, Inc. *	32,737
595	Fortune Brands Home & Security, Inc.	34,492
1,314	FTD Cos, Inc. *	32,797
2,290	Gannett Co., Inc.	31,625
1,290	GCP Applied Technologies, Inc. *	33,592
1,038	Halyard Health, Inc. *	33,756
1,770	Hewlett Packard Enterprise Co.	32,338
554	Hyster-Yale Materials Handling, Inc.	32,958
987	Ingevity Corp. *	33,598
1,119	Keysight Technologies, Inc. *	32,552
1,029	KLX, Inc. *	31,899
2,276	Knowles Corp. * †	31,136
2,029	Lands’ End, Inc. * †	33,316
574	Liberty Broadband Corp. *	34,096
1,529	Liberty TripAdvisor Holdings, Inc. *	33,455
1,382	Lumentum Holdings, Inc. *	33,444
200	Madison Square Garden Co. *	34,502
600	Mallinckrodt Plc *	36,468
1,956	Manitowoc Foodservice, Inc. *	34,465
965	Marathon Petroleum Corp.	36,631
532	Marriott Vacations Worldwide Corp.	36,437
468	Murphy USA, Inc. *	34,707
2,818	Navient Corp.	33,675
1,936	New Media Investment Group, Inc.	34,984
2,917	News Corp.	33,108
3,123	NorthStar Asset Management Group, Inc.	31,886
1,826	NOW, Inc. * †	33,124
546	ONE Gas, Inc.	36,358
945	PayPal Holdings, Inc. *	34,502
428	Phillips 66	33,958
2,999	Pinnacle Entertainment, Inc. *	33,229
444	Post Holdings, Inc. *	36,714
589	Science Applications International Corp.	34,368
1,140	SPX Flow, Inc. *	29,720
1,223	Starz *	36,592
1,966	Time, Inc.	32,360
903	TopBuild Corp. *	32,689
717	Vista Outdoor, Inc. *	34,222
3,557	WPX Energy, Inc. *	33,116
741	Xylem, Inc.	33,086
		1,804,723
Total Common Stocks (Cost: $2,382,957)		2,340,325
REAL ESTATE INVESTMENT TRUSTS: 16.2%
United States: 16.2%
3,733	Altisource Residential Corp. †	34,306
1,345	Care Capital Properties, Inc.	35,252
2,542	CareTrust REIT, Inc.	35,029
1,148	Colony Starwood Homes †	34,922
1,190	Communications Sales & Leasing, Inc. *	34,391
1,711	Four Corners Property Trust, Inc.	35,230
986	Gaming and Leisure Properties, Inc.	33,997
2,578	New Residential Investment Corp.	35,680
3,308	New Senior Investment Group, Inc.	35,329
3,321	NorthStar Realty Europe Corp. †	30,719
1,227	Urban Edge Properties	36,638
3,123	WP Glimcher, Inc.	34,946
2,071	Xenia Hotels & Resorts, Inc.	34,751
Total Real Estate Investment Trusts (Cost: $458,987)		451,190
MONEY MARKET FUND: 0.5% (Cost: $13,735)
13,735	Dreyfus Government Cash Management Fund	13,735
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $2,855,679)		2,805,250

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 8.3% (Cost: $232,616)
Repurchase Agreement: 8.3%
$232,616	Repurchase agreement dated 6/30/16 with Daiwa Capital Markets America, Inc., 0.50%, due 7/1/16, proceeds $232,619; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/7/16 to 2/1/49, valued at $237,268 including accrued interest)	232,616
Total Investments: 108.8% (Cost: $3,088,295)		3,037,866
Liabilities in excess of other assets: (8.8)%		(246,270)
NET ASSETS: 100.0%		$2,791,596

USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $225,116.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $403,488 which represents 14.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	26.5%	$743,296
Consumer Staples	3.7	104,841
Energy	5.9	166,398
Financials	22.1	618,776
Health Care	7.3	204,774
Industrials	16.1	452,487
Information Technology	9.5	265,063
Materials	5.8	163,985
Telecommunication Services	1.3	35,537
Utilities	1.3	36,358
Money Market Fund	0.5	13,735
	100.0%	$2,805,250

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$65,895	$—	$65,895
Cayman Islands	33,717	—	—	33,717
China / Hong Kong	—	69,318	—	69,318
Finland	—	66,758	—	66,758
France	—	31,128	—	31,128
Germany	—	33,080	—	33,080
Ireland	65,447	—	—	65,447
New Zealand	—	35,537	—	35,537
Norway	—	33,572	—	33,572
Spain	—	33,371	—	33,371
Sweden	32,950	—	—	32,950
United Kingdom	—	34,829	—	34,829
United States	1,804,723	—	—	1,804,723
Real Estate Investment Trusts*	451,190	—	—	451,190
Money Market Fund	13,735	—	—	13,735
Repurchase Agreement	—	232,616	—	232,616
Total	$2,401,762	$636,104	$—	$3,037,866

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Schedules of Investments

MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 95.4%
Australia: 16.3%
61,735	AMP Ltd. #	$240,207
4,386	Commonwealth Bank of Australia #	245,791
32,284	Computershare Ltd. #	222,882
28,887	Crown Ltd. #	274,316
12,757	National Australia Bank Ltd. #	244,533
52,764	Platinum Asset Management Ltd. #	228,790
28,001	QBE Insurance Group Ltd. #	220,841
11,036	Westpac Banking Corp. #	244,336
		1,921,696
Belgium: 1.7%
4,157	KBC Group NV * #	204,666
Canada: 9.8%
3,818	Bank of Montreal	240,922
3,071	Canadian Imperial Bank of Commerce	229,468
20,575	Comeco Corp.	224,809
6,946	National Bank of Canada	236,347
10,061	Power Financial Corp.	229,698
		1,161,244
China / Hong Kong: 8.2%
181,567	MGM China Holdings Ltd. #	237,078
72,000	Sands China Ltd. #	243,647
90,800	Swire Properties Ltd. #	241,932
165,592	Wynn Macau Ltd. #	239,961
		962,618
France: 11.8%
4,770	BNP Paribas SA #	209,417
9,088	Carrefour SA #	223,767
1,431	Kering #	230,614
3,608	Safran SA #	243,232
3,047	Sanofi #	253,427
3,902	Schneider Electric SE #	227,891
		1,388,348
Germany: 6.1%
3,032	Bayerische Motoren Werke AG #	220,893
1,669	Linde AG #	232,804
3,875	Symrise AG #	264,604
		718,301
India: 4.3%
36,052	Tata Motors Ltd. * #	246,804
30,917	Wipro Ltd. #	256,255
		503,059
Israel: 2.0%
4,670	Teva Pharmaceutical Industries Ltd. #	236,862
Japan: 4.1%
5,654	Seven & i Holdings Co. Ltd. #	238,621
4,374	SoftBank Group Corp. #	248,986
		487,607
Netherlands: 2.0%
9,421	Koninklijke Philips NV #	234,235
Singapore: 8.4%
109,900	CapitaLand Ltd. #	252,553
444,000	Genting Singapore Plc #	241,065
38,401	Oversea-Chinese Banking Corp. Ltd. #	249,907
17,896	United Overseas Bank Ltd. #	246,790
		990,315
Sweden: 6.1%
32,905	Elekta AB † #	267,291
25,627	Nordea Bank AB #	217,102
19,607	Svenska Handelsbanken AB #	237,702
		722,095
Switzerland: 4.0%
5,609	Julius Baer Group Ltd. * #	226,286
940	Roche Holding AG #	248,633
		474,919
United Kingdom: 8.7%
66,820	Henderson Group Plc #	190,758
47,070	Kingfisher Plc #	203,012
248,017	Lloyds Banking Group Plc #	180,385
6,573	London Stock Exchange Group Plc #	224,272
22,128	Petrofac Ltd. #	230,971
		1,029,398
United States: 1.9%
5,171	Carnival Plc (GBP) #	230,341
Total Common Stocks (Cost: $11,846,328)		11,265,704
REAL ESTATE INVESTMENT TRUSTS: 4.5%
Singapore: 4.5%
240,000	CapitaLand Commercial Trust Ltd. #	264,206
165,700	CapitaLand Mall Trust #	263,702
Total Real Estate Investment Trusts (Cost: $510,256)		527,908
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $12,356,584)		11,793,612

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.7% (Cost: $195,108)
Repurchase Agreement: 1.7%
$195,108	Repurchase agreement dated 6/30/16 with Mizuho Securities USA, Inc., 0.45%, due 7/1/16, proceeds $195,110; (collateralized by various U.S. government and agency obligations, 1.00% to 8.00%, due 6/1/22 to 11/20/45, valued at $199,010 including accrued interest)	195,108
Total Investments: 101.6% (Cost: $12,551,692)		11,988,720
Liabilities in excess of other assets: (1.6)%		(185,188)
NET ASSETS: 100.0%		$11,803,532

GBP	British Pound

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $184,151.
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,632,368 which represents 90.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	20.1%	$2,367,731
Consumer Staples	3.9	462,388
Energy	3.9	455,780
Financials	47.2	5,570,611
Health Care	8.5	1,006,213
Industrials	6.0	705,358
Information Technology	4.1	479,137
Materials	4.2	497,408
Telecommunication Services	2.1	248,986
	100.0%	$11,793,612

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,921,696	$—	$1,921,696
Belgium	—	204,666	—	204,666
Canada	1,161,244	—	—	1,161,244
China / Hong Kong	—	962,618	—	962,618
France	—	1,388,348	—	1,388,348
Germany	—	718,301	—	718,301
India	—	503,059	—	503,059
Israel	—	236,862	—	236,862
Japan	—	487,607	—	487,607
Netherlands	—	234,235	—	234,235
Singapore	—	990,315	—	990,315
Sweden	—	722,095	—	722,095
Switzerland	—	474,919	—	474,919
United Kingdom	—	1,029,398	—	1,029,398
United States	—	230,341	—	230,341
Real Estate Investment Trusts
Singapore	—	527,908	—	527,908
Repurchase Agreement	—	195,108	—	195,108
Total	$1,161,244	$10,827,476	$—	$11,988,720

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Schedules of Investments

MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Automobiles & Components: 2.5%
384,893	Harley-Davidson, Inc.	$17,435,653
Banks: 4.9%
417,085	U.S. Bancorp	16,821,038
357,104	Wells Fargo & Co.	16,901,732
		33,722,770
Capital Goods: 5.1%
331,762	Emerson Electric Co.	17,304,706
174,931	United Technologies Corp.	17,939,174
		35,243,880
Commercial & Professional Services: 2.6%
174,814	Stericycle, Inc. *	18,201,634
Consumer Durables & Apparel: 5.0%
207,811	Polaris Industries, Inc. †	16,990,627
282,746	VF Corp.	17,386,052
		34,376,679
Consumer Services: 2.7%
323,348	Starbucks Corp.	18,469,638
Diversified Financials: 9.6%
269,476	American Express Co.	16,373,362
424,518	Bank of New York Mellon Corp.	16,492,524
125,277	Berkshire Hathaway, Inc. *	18,138,857
290,139	State Street Corp.	15,644,295
		66,649,038
Health Care Equipment & Services: 12.9%
234,168	AmerisourceBergen Corp.	18,574,206
312,755	Cerner Corp. *	18,327,443
232,313	Express Scripts Holding Co. *	17,609,325
95,107	McKesson Corp.	17,751,722
208,783	Varian Medical Systems, Inc. *	17,168,226
		89,430,922
Materials: 4.9%
223,162	Compass Minerals International, Inc.	16,556,389
164,933	Monsanto Co.	17,055,721
		33,612,110
Media: 7.4%
236,622	Time Warner, Inc.	17,401,182
606,500	Twenty-First Century Fox, Inc.	16,405,825
182,123	Walt Disney Co.	17,815,272
		51,622,279
Pharmaceuticals, Biotechnology: 12.5%
71,432	Allergan Plc *	16,507,221
113,009	Amgen, Inc.	17,194,319
70,253	Biogen Idec, Inc. *	16,988,580
238,359	Eli Lilly & Co.	18,770,771
204,249	Gilead Sciences, Inc.	17,038,452
		86,499,343
Real Estate: 4.2%
575,233	CBRE Group, Inc. *	15,232,170
145,047	Jones Lang LaSalle, Inc.	14,134,830
		29,367,000
Retailing: 5.0%
24,576	Amazon.com, Inc. *	17,587,077
278,989	Tiffany & Co.	16,917,893
		34,504,970
Software & Services: 15.8%
133,401	LinkedIn Corp. *	25,246,139
182,214	Mastercard, Inc.	16,045,765
343,105	Microsoft Corp.	17,556,683
214,219	Salesforce.com, Inc. *	17,011,131
903,151	The Western Union Co.	17,322,436
218,684	Visa, Inc.	16,219,792
		109,401,946
Transportation: 5.0%
661,307	CSX Corp.	17,246,887
207,740	Norfolk Southern Corp.	17,684,906
		34,931,793
Total Common Stocks (Cost: $684,946,143)		693,469,655

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.5%
Repurchase Agreements: 1.5%
$2,473,706	Repurchase agreement dated 6/30/16 with Citigroup Global Markets, Inc., 0.44%, due 7/1/16, proceeds $2,473,736; (collateralized by various U.S. government and agency obligations, 0.50% to 7.50%, due 4/30/17 to 3/15/57, valued at $2,523,180 including accrued interest)	2,473,706
2,473,706	Repurchase agreement dated 6/30/16 with Credit Agricole CIB, 0.48%, due 7/1/16, proceeds $2,473,739; (collateralized by various U.S. government and agency obligations, 0.00% to 8.13%, due 7/21/16 to 8/15/25, valued at $2,523,181 including accrued interest)	2,473,706
2,473,706	Repurchase agreement dated 6/30/16 with HSBC Securities USA, Inc., 0.40%, due 7/1/16, proceeds $2,473,733; (collateralized by various U.S. government and agency obligations, 3.00% to 8.00%, due 8/1/22 to 6/1/46, valued at $2,523,188 including accrued interest)	2,473,706
2,473,706	Repurchase agreement dated 6/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.44%, due 7/1/16, proceeds $2,473,736; (collateralized by various U.S. government and agency obligations, 4.00% to 4.00%, due 3/20/46 to 5/20/46, valued at $2,523,180 including accrued interest)	2,473,706
520,588	Repurchase agreement dated 6/30/16 with Mizuho Securities USA, Inc., 0.45%, due 7/1/16, proceeds $520,595; (collateralized by various U.S. government and agency obligations, 1.00% to 8.00%, due 6/1/22 to 11/20/45, valued at $531,000 including accrued interest)	520,588
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $10,415,412)		10,415,412
Total Investments: 101.6% (Cost: $695,361,555)		703,885,067
Liabilities in excess of other assets: (1.6)%		(11,174,776)
NET ASSETS: 100.0%		$692,710,291

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,289,578.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	22.6%	$156,409,219
Financials	18.7	129,738,808
Health Care	25.4	175,930,265
Industrials	12.7	88,377,307
Information Technology	15.8	109,401,946
Materials	4.8	33,612,110
	100.0%	$693,469,655

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$693,469,655	$—	$—	$693,469,655
Repurchase Agreements	—	10,415,412	—	10,415,412
Total	$693,469,655	$10,415,412	$—	$703,885,067

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Schedules of Investments

PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Denmark: 4.8%
230,954	Novo-Nordisk AS (ADR)	$12,420,706
France: 5.1%
318,983	Sanofi SA (ADR) †	13,349,438
Ireland: 5.8%
115,729	Endo International Plc (USD) *	1,804,215
27,889	Jazz Pharmaceuticals Plc (USD) *	3,940,995
102,053	Perrigo Co. Plc (USD)	9,253,145
		14,998,355
Israel: 4.3%
220,140	Teva Pharmaceutical Industries Ltd. (ADR)	11,057,632
Switzerland: 5.1%
162,256	Novartis AG (ADR)	13,387,743
United Kingdom: 9.8%
400,988	AstraZeneca Plc (ADR) †	12,105,828
310,654	GlaxoSmithKline Plc (ADR)	13,463,744
		25,569,572
United States: 65.0%
305,455	Abbott Laboratories	12,007,436
213,931	AbbVie, Inc.	13,244,468
66,079	Akorn, Inc. *	1,882,260
52,834	Allergan Plc *	12,209,409
128,477	AmerisourceBergen Corp.	10,190,796
179,894	Bristol-Myers Squibb Co.	13,231,204
158,661	Eli Lilly & Co.	12,494,554
114,042	Johnson & Johnson	13,833,295
54,072	Mallinckrodt Plc *	3,286,496
63,306	McKesson Corp.	11,816,065
229,190	Merck and Co., Inc.	13,203,636
255,542	Mylan NV *	11,049,636
374,636	Pfizer, Inc.	13,190,934
63,012	Shire Plc (ADR)	11,599,249
212,797	Valeant Pharmaceuticals International, Inc. * †	4,285,732
245,312	Zoetis, Inc.	11,642,507
		169,167,677
Total Common Stocks (Cost: $317,202,245)		259,951,123
MONEY MARKET FUND: 0.0% (Cost: $62,805)
62,805	Dreyfus Government Cash Management Fund	62,805
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $317,265,050)		260,013,928

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.5%
Repurchase Agreements: 4.5%
$2,797,515	Repurchase agreement dated 6/30/16 with Citigroup Global Markets, Inc., 0.44%, due 7/1/16, proceeds $2,797,549; (collateralized by various U.S. government and agency obligations, 0.50% to 7.50%, due 4/30/17 to 3/15/57, valued at $2,853,465 including accrued interest)	2,797,515
2,797,515	Repurchase agreement dated 6/30/16 with Daiwa Capital Markets America, Inc., 0.50%, due 7/1/16, proceeds $2,797,554; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/7/16 to 2/1/49, valued at $2,853,465 including accrued interest)	2,797,515
2,797,515	Repurchase agreement dated 6/30/16 with HSBC Securities USA, Inc., 0.40%, due 7/1/16, proceeds $2,797,546; (collateralized by various U.S. government and agency obligations, 3.00% to 8.00%, due 8/1/22 to 6/1/46, valued at $2,853,474 including accrued interest)	2,797,515
588,775	Repurchase agreement dated 6/30/16 with Mizuho Securities USA, Inc., 0.45%, due 7/1/16, proceeds $588,782; (collateralized by various U.S. government and agency obligations, 1.00% to 8.00%, due 6/1/22 to 11/20/45, valued at $600,550 including accrued interest)	588,775
2,797,515	Repurchase agreement dated 6/30/16 with Nomura Securities International, Inc., 0.42%, due 7/1/16, proceeds $2,797,548; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 12/1/16 to 5/20/66, valued at $2,853,465 including accrued interest)	2,797,515
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $11,778,835)		11,778,835
Total Investments: 104.4% (Cost: $329,043,885)		271,792,763
Liabilities in excess of other assets: (4.4)%		(11,387,289)
NET ASSETS: 100.0%		$260,405,474

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,636,910.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Health Care	20.2%	$52,493,397
Health Care Equipment	4.6	12,007,436
Pharmaceuticals	75.2	195,450,290
Money Market Fund	0.0	62,805
	100.0%	$260,013,928

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$259,951,123	$—	$—	$259,951,123
Money Market Fund	62,805	—	—	62,805
Repurchase Agreements	—	11,778,835	—	11,778,835
Total	$260,013,928	$11,778,835	$—	$271,792,763

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Schedules of Investments

RETAIL ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
China / Hong Kong: 3.8%
228,995	JD.com, Inc. (ADR) * †	$4,861,564
United States: 96.3%
27,353	Amazon.com, Inc. *	19,574,354
36,469	AmerisourceBergen Corp.	2,892,721
4,121	AutoZone, Inc. *	3,271,415
23,142	Bed Bath & Beyond, Inc.	1,000,197
39,330	Best Buy Co., Inc.	1,203,498
58,924	Cardinal Health, Inc.	4,596,661
42,017	Costco Wholesale Corp.	6,598,350
72,225	CVS Caremark Corp.	6,914,821
51,321	Dollar General Corp.	4,824,174
75,002	Home Depot, Inc.	9,577,005
27,978	Kohl’s Corp.	1,060,926
158,811	Kroger Co.	5,842,657
46,522	L Brands, Inc.	3,123,022
81,696	Lowe’s Cos., Inc.	6,467,872
63,846	MACY’S, Inc.	2,145,864
30,893	McKesson Corp.	5,766,178
72,251	Ross Stores, Inc.	4,095,909
108,617	Sysco Corp.	5,511,227
84,520	Target Corp.	5,901,186
54,926	The Gap, Inc. †	1,165,530
75,351	TJX Cos., Inc.	5,819,358
81,120	Walgreens Boots Alliance, Inc.	6,754,862
118,042	Wal-Mart Stores, Inc.	8,619,427
59,586	Whole Foods Market, Inc.	1,907,944
		124,635,158
Total Common Stocks (Cost: $138,557,472)		129,496,722
MONEY MARKET FUND: 0.0% (Cost: $12,167)
12,167	Dreyfus Government Cash Management Fund	12,167
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $138,569,639)		129,508,889

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.3%
Repurchase Agreements: 1.3%
$1,000,000	Repurchase agreement dated 6/30/16 with Daiwa Capital Markets America, Inc., 0.50%, due 7/1/16, proceeds $1,000,014; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 7/7/16 to 2/1/49, valued at $1,020,000 including accrued interest)	1,000,000
711,732	Repurchase agreement dated 6/30/16 with Nomura Securities International, Inc., 0.42%, due 7/1/16, proceeds $711,740; (collateralized by various U.S. government and agency obligations, 0.00% to 8.00%, due 12/1/16 to 5/20/66, valued at $725,967 including accrued interest)	711,732
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $1,711,732)		1,711,732
Total Investments: 101.4% (Cost: $140,281,371)		131,220,621
Liabilities in excess of other assets: (1.4)%		(1,843,735)
NET ASSETS: 100.0%		$129,376,886

ADR	American Depositary Receipt

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,702,782.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer Discretionary	57.2%	$74,091,874
Consumer Staples	32.6	42,149,288
Health Care	10.2	13,255,560
Money Market Fund	0.0	12,167
	100.0%	$129,508,889

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$129,496,722	$—	$—	$129,496,722
Money Market Fund	12,167	—	—	12,167
Repurchase Agreements	—	1,711,732	—	1,711,732
Total	$129,508,889	$1,711,732	$—	$131,220,621

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Schedules of Investments

SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

June 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Bermuda: 1.1%
415,724	Marvell Technology Group Ltd. (USD)	$3,961,850
Netherlands: 8.9%
177,814	ASML Holding NV (USD) †	17,640,927
178,776	NXP Semiconductors NV (USD) *	14,005,312
		31,646,239
Singapore: 5.2%
119,338	Broadcom Ltd. (USD)	18,545,125
Taiwan: 13.4%
1,811,860	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	47,525,088
United Kingdom: 4.8%
372,298	ARM Holdings Plc (ADR)	16,943,282
United States: 66.6%
269,278	Analog Devices, Inc.	15,251,906
667,763	Applied Materials, Inc.	16,006,279
245,273	Cadence Design Systems, Inc. *	5,960,134
134,984	Integrated Device Technology Inc *	2,717,228
1,537,224	Intel Corp.	50,420,947
112,623	Lam Research Corp. †	9,467,089
154,178	Linear Technology Corp.	7,173,902
221,387	Maxim Integrated Products, Inc.	7,901,302
169,888	Microchip Technology, Inc. †	8,623,515
1,034,790	Micron Technology, Inc. *	14,238,711
104,584	Microsemi Corp. *	3,417,805
350,395	NVIDIA Corp.	16,472,069
439,122	ON Semiconductor Corp. *	3,873,056
86,874	Qorvo, Inc. *	4,800,657
501,541	Qualcomm, Inc.	26,867,551
168,986	Skyworks Solutions, Inc.	10,693,434
168,118	Teradyne, Inc.	3,310,244
289,565	Texas Instruments, Inc.	18,141,247
234,237	Xilinx, Inc.	10,805,353
		236,142,429
Total Common Stocks (Cost: $370,244,963)		354,764,013
MONEY MARKET FUND: 0.0% (Cost: $100,751)
100,751	Dreyfus Government Cash Management Fund	100,751
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $370,345,714)		354,864,764

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.9%
Repurchase Agreements: 1.9%
$1,591,669	Repurchase agreement dated 6/30/16 with Citigroup Global Markets, Inc., 0.44%, due 7/1/16, proceeds $1,591,688; (collateralized by various U.S. government and agency obligations, 0.50% to 7.50%, due 4/30/17 to 3/15/57, valued at $1,623,502 including accrued interest)	1,591,669
1,591,669	Repurchase agreement dated 6/30/16 with Credit Agricole CIB, 0.48%, due 7/1/16, proceeds $1,591,690; (collateralized by various U.S. government and agency obligations, 0.00% to 8.13%, due 7/21/16 to 8/15/25, valued at $1,623,503 including accrued interest)	1,591,669
1,591,669	Repurchase agreement dated 6/30/16 with HSBC Securities USA, Inc., 0.40%, due 7/1/16, proceeds $1,591,687; (collateralized by various U.S. government and agency obligations, 3.00% to 8.00%, due 8/1/22 to 6/1/46, valued at $1,623,507 including accrued interest)	1,591,669
1,591,669	Repurchase agreement dated 6/30/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.44%, due 7/1/16, proceeds $1,591,688; (collateralized by various U.S. government and agency obligations, 4.00%, due 3/20/46 to 5/20/46, valued at $1,623,502 including accrued interest)	1,591,669
334,980	Repurchase agreement dated 6/30/16 with Mizuho Securities USA, Inc., 0.45%, due 7/1/16, proceeds $334,984; (collateralized by various U.S. government and agency obligations, 1.00% to 8.00%, due 6/1/22 to 11/20/45, valued at $341,680 including accrued interest)	334,980
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $6,701,656)		6,701,656
Total Investments: 101.9% (Cost: $377,047,370)		361,566,420
Liabilities in excess of other assets: (1.9)%		(6,829,953)
NET ASSETS: 100.0%		$354,736,467

ADR	American Depositary Receipt
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,739,807.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Information Technology	17.6%	$62,308,500
Semiconductor Equipment	13.1	46,424,539
Semiconductors	69.3	246,030,974
Money Market Fund	0.0	100,751
	100.0%	$354,864,764

The summary of inputs used to value the Fund’s investments as of June 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$354,764,013	$—	$—	$354,764,013
Money Market Fund	100,751	—	—	100,751
Repurchase Agreements	—	6,701,656	—	6,701,656
Total	$354,864,764	$6,701,656	$—	$361,566,420

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended June 30, 2016.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2016 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of VanEck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Income Taxes–As of June 30, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Biotech ETF	$663,358,194	$2,857,159	$(140,363,440)	$(137,506,281)
Environmental Services ETF	15,616,226	2,024,733	(630,629)	1,394,104
Gaming ETF	24,680,774	1,470,843	(8,476,624)	(7,005,781)
Generic Drugs ETF	2,647,000	148,554	(277,376)	(128,822)
Global Spin-Off ETF	3,088,335	235,686	(286,155)	(50,469)
Morningstar International Moat ETF	12,560,596	161,924	(733,800)	(571,876)
Morningstar Wide Moat ETF	695,361,555	24,323,310	(15,799,798)	8,523,512
Pharmaceutical ETF	329,049,290	3,140,675	(60,397,202)	(57,256,527)
Retail ETF	140,281,371	5,931,364	(14,992,114)	(9,060,750)
Semiconductor ETF	376,674,135	137,110	(15,244,825)	(15,107,715)

Other– The United Kingdom recently decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact, the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: August 26, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: August 26, 2016